Financial risk management and fair value estimates (Details Textual)	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ARS ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ (29,017,000,000)	$ (3,420,000,000)	$ (4,296,000,000)
(Loss) / Profit for the year	(26,847,000,000)	23,237,000,000	$ 3,048,000,000
Interest Rate Risk [Member] | ARGENTINA | Floating Interest Rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage change in interest rates				1.00%	1.00%
Currency Risk [Member] | Fixed Interest Rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of long term borrowing				0.941	0.941	0.955	0.955
Other Price Risk [Member] | Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial investment					$ 5,586,000,000		$ 946,000,000
Operations Center in Argentina [Member] | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	1,497,000,000	2,132,000,000
Percentage increase in foreign currency				10.00%	10.00%
Operations Center in Argentina [Member] | Currency Risk [Member] | Derivatives [Member] | Forward Contract [member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Future exchanges contract pending				$ 13,000,000		$ 47,300,000
Operations Center in Argentina [Member] | Interest Rate Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	21,800,000	36,600,000
Operations Center in Argentina [Member] | Interest Rate Risk [Member] | Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage change in interest rates				(10.00%)	(10.00%)
Financial investment					$ 97,000,000		$ 105,000,000
Operations Center in Argentina [Member] | Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of trade receivable by group				99.10%	99.10%	91.70%	91.70%
Operations Center in Argentina [Member] | Other Price Risk [Member] | 10% Decrease In Quoted Proces Of Equity Securities And In Derivative Financial Instruments Portfolio [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	558,000,000	75,000,000
Operations Center in Israel [Member] | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	832,000,000	(1,117,000,000)
Percentage increase in foreign currency				10.00%	10.00%
Operations Center in Israel [Member] | Currency Risk [Member] | Derivatives [Member] | Forward Contract [member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Future exchanges contract pending					$ (8,323,000,000)		$ (11,170,000,000)
Operations Center in Israel [Member] | Currency Risk [Member] | Fixed Interest Rate [Member] | IDB Development Corporation Ltd [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of long term borrowing				0.971	0.971	0.961	0.961
Operations Center in Israel [Member] | 1% Increase Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	1,051,000,000	1,746,000,000
Operations Center in Israel [Member] | 1% Decrease Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	1,063,000,000	1,078,000,000
Operations Center in Israel [Member] | Other Price Risk [Member] | 10% Decrease In Quoted Proces Of Equity Securities And In Derivative Financial Instruments Portfolio [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 1,785,000,000	$ 2,965,000,000